ALLEGIANCE AMERICAN VALUE FUND
                        Supplement Dated May 25, 2000 to
                         Prospectus Dated March 1, 2000


Effective June 5, 2000, ICA Fund Services Corp., 4455 East Camelback Road, Suite 261E, Phoenix, AZ 85018, will serve as the Fund's Transfer Agent.

THE FOLLOWING SUPPLEMENTS THE SECTION "SHAREHOLDER SERVICES" STARTING ON PAGE 5 OF THE PROSPECTUS:

Your new transfer agent, ICA Fund Services Corp., will continue to service all telephone inquiries and transactions with the new toll-free telephone number 1-800-576-8229. All additional investments, correspondence, written request for address changes, name/account ownership changes, and redemption requests should be sent to:

                         Allegiance American Value Fund
                          c/o ICA Fund Services Corp.,
                      4455 East Camelback Road, Suite 261E
                                Phoenix, AZ 85018

If you are purchasing shares by wiring funds, please telephone ICA Fund Services Corp., at the toll free number 1-800-576-8229 before you send money to receive wiring instructions.